Schedule of Investments(a)
Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)
December 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Air Freight & Logistics-0.85%
ZTO Express Cayman, Inc., ADR (China)	50,575	$1,427,227
Automobiles-3.74%
NIO, Inc., ADR (China)(b)	156,007	4,942,302
Tata Motors Ltd., ADR (India)(b)	40,322	1,293,933
		6,236,235
Banks-13.79%
Banco Bradesco S.A., ADR (Brazil)	555,472	1,899,714
HDFC Bank Ltd., ADR (India)	143,227	9,319,781
ICICI Bank Ltd., ADR (India)	294,137	5,820,971
Itau Unibanco Holding S.A., ADR (Brazil)	555,168	2,081,880
KB Financial Group, Inc., ADR (South Korea)	44,780	2,067,045
Shinhan Financial Group Co. Ltd., ADR (South Korea)	59,184	1,829,378
		23,018,769
Beverages-1.83%
Ambev S.A., ADR (Brazil)	504,961	1,413,891
Fomento Economico Mexicano, S.A.B. de C.V., ADR (Mexico)	21,046	1,635,484
		3,049,375
Biotechnology-1.30%
BeiGene Ltd., ADR (China)(b)	5,991	1,623,142
Zai Lab Ltd., ADR (China)(b)	8,725	548,366
		2,171,508
Chemicals-1.15%
Sasol Ltd., ADR (South Africa)(b)	66,304	1,087,386
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)	16,363	825,186
		1,912,572
Construction Materials-0.70%
Cemex S.A.B. de C.V., ADR (Mexico)(b)	173,423	1,175,808
Diversified Telecommunication Services-2.05%
Chunghwa Telecom Co. Ltd., ADR (Taiwan)	43,549	1,838,204
PT Telekom Indonesia (Persero) Tbk, ADR (Indonesia)	54,475	1,579,230
		3,417,434
Entertainment-3.30%
Bilibili, Inc., ADR (China)(b)	24,891	1,154,942
NetEase, Inc., ADR (China)	42,751	4,351,197
		5,506,139
Hotels, Restaurants & Leisure-1.16%
Huazhu Group Ltd., ADR (China)(b)	16,845	628,992
Trip.com Group Ltd., ADR (China)(b)	52,896	1,302,300
		1,931,292
Insurance-0.84%
China Life Insurance Co. Ltd., ADR (China)	170,500	1,403,215
Interactive Media & Services-2.90%
Baidu, Inc., ADR (China)(b)	32,493	4,834,633
Internet & Direct Marketing Retail-19.64%
Alibaba Group Holding Ltd., ADR (China)(b)	193,194	22,949,515
	Shares	Value
Internet & Direct Marketing Retail-(continued)
JD.com, Inc., ADR (China)(b)	98,441	$6,897,761
Pinduoduo, Inc., ADR (China)(b)	50,255	2,929,867
		32,777,143
IT Services-7.18%
GDS Holdings Ltd., ADR (China)(b)	13,084	617,041
Infosys Ltd., ADR (India)	383,450	9,705,120
Wipro Ltd., ADR (India)	169,538	1,654,691
		11,976,852
Media-0.33%
Grupo Televisa S.A.B., ADR (Mexico)	57,973	543,207
Metals & Mining-7.41%
AngloGold Ashanti Ltd., ADR (Tanzania)	47,816	1,003,180
Gerdau S.A., ADR (Brazil)	131,296	645,976
Gold Fields Ltd., ADR (South Africa)	101,702	1,117,705
POSCO, ADR (South Korea)	34,760	2,026,160
Sibanye Stillwater Ltd., ADR (South Africa)	76,415	958,244
Vale S.A., ADR (Brazil)	472,227	6,620,623
		12,371,888
Oil, Gas & Consumable Fuels-4.45%
China Petroleum & Chemical Corp., ADR (China)	29,230	1,359,487
PetroChina Co. Ltd., ADR (China)	24,172	1,068,644
Petroleo Brasileiro S.A., ADR (Brazil)	213,162	2,340,519
Petroleo Brasileiro S.A., ADR, Preference Shares (Brazil)	263,139	2,660,335
		7,428,985
Paper & Forest Products-0.58%
Suzano S.A., ADR (Brazil)(b)	90,454	976,903
Personal Products-0.27%
Natura & Co. Holding S.A., ADR (Brazil)(b)	48,187	446,693
Pharmaceuticals-0.54%
Dr. Reddy’s Laboratories Ltd., ADR (India)	13,915	910,180
Real Estate Management & Development-0.69%
KE Holdings, Inc., ADR (China)(b)	57,472	1,156,337
Semiconductors & Semiconductor Equipment-23.04%
ASE Technology Holding Co. Ltd., ADR (Taiwan)	195,832	1,529,448
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	281,224	33,834,059
United Microelectronics Corp., ADR (Taiwan)	264,730	3,097,341
		38,460,848
Wireless Telecommunication Services-2.04%
America Movil S.A.B. de C.V., Class L, ADR (Mexico)	133,054	2,808,770
SK Telecom Co. Ltd., ADR (South Korea)	22,112	589,727
		3,398,497
TOTAL INVESTMENTS IN SECURITIES-99.78% (Cost $174,695,178)		166,531,740
OTHER ASSETS LESS LIABILITIES-0.22%		361,630
NET ASSETS-100.00%		$166,893,370

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying notes which are an integral part of this schedule.

Invesco BLDRS Emerging Markets 50 ADR Index Fund (ADRE)—(continued)
December 31, 2021
(Unaudited)
This Fund has holdings greater than 10% of net assets in the following country:
China	35.47%
Taiwan	24.15%
India	17.20%
Brazil	11.44%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of December 31, 2021, all of the securities in the Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.